Definition of Terms in Fund Name	Jul. 21, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks monthly income that is exempt from federal and California state income taxes by investing in a pool of Closed-End Funds and ETFs that invest primarily in California municipal bonds. However, certain distributions paid by certain Funds may be subject to federal and California state income taxes. In addition, a portion of the income may be subject to the alternative minimum tax on individuals. Under normal circumstances, the Trust will invest at least 80% of its assets in Closed-End Funds and ETFs that invest at least 80% of their assets in California municipal bonds, the income from which is exempt from federal and California state income taxes. This 80% policy is a fundamental policy and may not be changed without Unit holder approval.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in Funds that invest primarily in California tax-exempt municipal bonds in order to seek monthly income that is exempt from federal and California state income taxes. A portion of the income, however, may be derived from non-California bonds which would be taxable to California residents. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer’s power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer’s financial condition worsens or when the rating on a bond is decreased.

It is important to note that certain Funds held by the Trust may hold securities, distributions from which would subject Unit holders to federal income tax. Under normal circumstances, this will not account for more than 20% of the income distributed by the Trust. In addition, certain of the Funds may hold tax-exempt securities, distributions from which may be taken into account for alternative minimum tax purposes on individuals. Each year you will receive a tax statement which identifies what portion of your distributions, if any, are subject to federal income taxes or the alternative minimum tax on individuals. Please refer to the “Tax Status” section of this prospectus for more information.

The Closed-End Funds and ETFs were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the Closed-End Fund or ETF (requiring a minimum market capitalization of $50,000,000) and the current dividend yield of the Closed-End Fund or ETF (prioritizing Closed-End Funds or ETFs with the highest dividend yields). The above factors are applied separately to the Closed-End Funds and the ETFs. All other factors being equal, the Sponsor will select the Closed-End Fund or ETF with lower expense ratios, while attempting to limit the overlap of the securities held by the Closed-End Fund or ETF.

In selecting the Funds for the Trust, we did not require any specific duration or maturity for the underlying municipal bonds. Moreover, while we did not require any specific credit quality for the underlying municipal bonds, the Trust invests in Funds which primarily invest in investment grade securities. The Funds held by the Trust may employ the use of leverage in their portfolios.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third parties, that provide similar results.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.